Leases - Schedule of Lease Expense for Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 173	$ 152
Variable lease expense	201	150
Short-term lease expense	$ 0	$ 0